Inventories - narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Inventory Write-Down [Line Items]
Inventory write-down	€ 639	€ 647	€ 669
Expected recognition of construction contract net asset/(liability)	12 months